Financial Instruments - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended													12 Months Ended									12 Months Ended			12 Months Ended																					12 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2013 Fuel expense CAD	Dec. 31, 2012 Fuel expense CAD	Dec. 31, 2011 Fuel expense CAD	Dec. 31, 2013 TRS CAD	Dec. 31, 2012 TRS CAD	Dec. 31, 2011 TRS CAD	Dec. 31, 2013 Capital Lease USD ($)	Dec. 31, 2013 6.500% 10-year Notes (A) USD ($)		Dec. 31, 2012 6.500% 10-year Notes (A) USD ($)	Dec. 31, 2011 7.250% Notes due in May 2019 CAD	Dec. 31, 2013 7.250% Notes due in May 2019 USD ($)		Dec. 31, 2012 7.250% Notes due in May 2019 USD ($)	Dec. 31, 2013 5.750% 30-year Notes(A)		Dec. 31, 2012 5.750% 30-year Notes(A) USD ($)	Dec. 31, 2011 5.750% 30-year Notes(A)	Sep. 30, 2011 5.750% 30-year Notes(A)	Dec. 31, 2011 FX Forward Contracts CAD	Dec. 31, 2013 Treasury rate locks CAD	Dec. 31, 2012 Treasury rate locks CAD	Dec. 31, 2013 Future CAD gal	Dec. 31, 2011 Interest Rate Swap CAD	Dec. 31, 2013 Foreign Exchange Forward CAD	Dec. 31, 2012 Foreign Exchange Forward CAD	Dec. 31, 2011 Foreign Exchange Forward CAD	Dec. 31, 2013 Foreign Exchange Forward Other Assets CAD	Dec. 31, 2012 Foreign Exchange Forward Other Assets CAD	Dec. 31, 2013 Foreign Exchange Forward Accumulated Other Comprehensive Income (Loss) CAD	Dec. 31, 2012 Foreign Exchange Forward Accumulated Other Comprehensive Income (Loss) CAD	Dec. 31, 2013 Foreign Exchange Forward Retained Earnings CAD	Dec. 31, 2012 Foreign Exchange Forward Retained Earnings CAD	Dec. 31, 2013 Foreign Exchange Forward Other Current Assets CAD	Dec. 31, 2012 Foreign Exchange Forward Other Current Assets CAD	Dec. 31, 2013 Net Investment Hedging [Member] CAD	Dec. 31, 2012 Net Investment Hedging [Member] CAD	Dec. 31, 2011 Net Investment Hedging [Member] CAD	Dec. 31, 2013 Non Financial Assets CAD	Dec. 31, 2012 Non Financial Assets CAD	Dec. 31, 2012 Original Cost CAD	Dec. 31, 2013 Carrying Value Disclosure CAD	Dec. 31, 2012 Carrying Value Disclosure CAD	Dec. 31, 2012 Interest Rates CAD
Schedule of Investments [Line Items]
Fair Value of Long-term debt	5,572	5,688
Long-term debt																																													4,876	4,690
Total impairment charges	435	265																																								434	265
Total settlement value of long term floating rate notes																																												105
Long-term floating rate notes																																														81
Long term floating notes, settlement value																																															81
Gain recorded on redemption, accretion and change in assumptions		2	15
Gain(loss) on effective portion of derivative instrument designated as hedge																																							(217)	69	(59)
Amount of ineffectiveness on net investment hedges																																							0	0	0
Value of notes hedged by FX forward contracts										100	175		175		100		100			101
Maturity										2014-01	2018-05	[1]			2019-05	[1]		2042-01	[1]	2013-05
Debt instrument interest rate											6.50%		6.50%		7.25%		7.25%			5.75%	5.75%	5.75%
Combined realized and unrealized foreign exchange gain (loss )																												18	(4)	8
Unrealized gain (loss) derived from foreign exchange forward contract																												25	8		19	8	5	6	20	2	6	0
Total proceeds from redeeming forward contract notes																							2
Realized and unrealized foreign exchange gain (loss )	1
Amortized of deferred gain to Net Interest Expense																											5
Amortized of deferred gain to other income and charges														2
Unamortized losses related to interest rate locks accounted as cash flow hedges																								22	22
US gallons of diesel under futures contract																										20,000,000
Proceeds from settlement of future contracts																										2
Realized loss on settlement of derivative Instrument				2	1	8
Reduction in size of derivative share units under total return swap program								0.6	0.5
Proceeds from sale of remaining shares associated under derivative contract								3
Net Gain on Derivatives Included in Income							0	6	3

[1]	These debentures and notes pay interest semi-annually and are unsecured, but carry a negative pledge.